UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND,INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   JULY 31

Date of reporting period:  JULY 31, 2005




ITEM 1. REPORT TO STOCKHOLDERS.
THE USAA SHORT-TERM BOND FUND - ANNUAL REPORT FOR PERIOD ENDING JULY 31, 2005

[LOGO OF USAA]
   USAA(R)

                           USAA SHORT-TERM
                                  BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                   A n n u a l  R e p o r t

--------------------------------------------------------------------------------
     JULY 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

FINANCIAL INFORMATION

    Report of Independent Registered Public Accounting Firm                 15

    Portfolio of Investments                                                16

    Notes to Portfolio of Investments                                       28

    Financial Statements                                                    32

    Notes to Financial Statements                                           35

EXPENSE EXAMPLE                                                             46

ADVISORY AGREEMENT                                                          48

DIRECTORS' AND OFFICERS' INFORMATION                                        54

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                            "

                                         THESE ARE CHALLENGING MARKET CONDITIONS
                                         TO NAVIGATE, BUT REST ASSURED THAT YOUR
[PHOTO OF CHRISTOPHER W. CLAUS]            PORTFOLIO MANAGEMENT TEAM CONTINUES
                                               TO WORK HARD ON YOUR BEHALF.

                                                            "

                                                                    August 2005
--------------------------------------------------------------------------------

                 The U.S. economy remains on solid footing. In fact, it continues to grow even as oil prices rise - to more than $70 per barrel at the time of this writing. Although the economy still has a dependency on oil, it is more resilient and diversified than it was during the energy crisis of the 1970s and early 1980s.

                 A growing  economy  means that the Federal  Reserve  Board (the
                 Fed) is likely to keep raising short-term interest rates through the end of 2005. In fact, we believe the Fed has targeted 4% to 4.25%, which is good news for money market fund investors because money market fund yields increase every time the Fed raises rates.

                 When it comes to longer-term rates (which are not directly controlled by the Fed), we remain cautious - but not bearish. We do not believe that 10-year Treasury yields of 4% adequately reflect the potential risk of rising inflation. Moreover, we think the Fed is encouraging longer-term rates to rise, albeit in a controlled manner.

                 Eventually, we expect to see a pickup in inflation and a gradual increase in longer rates. To position ourselves, we have reduced the duration of our bond portfolios and are limiting their exposure to rate-sensitive sectors. Although rates are not likely to spike, investors would be well-advised to adopt a long-term perspective. As interest rates rise, so do yields. And over time, the great majority of a bond investor's total return comes from yield, not changes in bond prices.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 Meanwhile, the stock market has endured even in the face of mounting oil prices and 10 rate increases by the Fed. Although it is stuck in a trading range, the stock market has been buoyed by second-quarter earnings that were generally in line with or above expectations and U.S. gross domestic product
                 (GDP) growth that has been stronger than anticipated.

                 We believe that the 2003 bull market is still intact and offers additional upside. At the same time, we recognize that equity valuations are expensive versus historical averages, which could mean that the bull market is in its later stages. When yields on longer-term bonds creep up to near 5%, the risk/reward conditions will definitely be less favorable for stocks. Investors are likely to re-think equity valuations and send stock prices lower to more appropriate levels.

                 These are challenging market conditions to navigate, but rest assured that your portfolio management team continues to work hard on your behalf. From all of us at USAA, thank you for your business and the opportunity to serve your investment needs.

                 Sincerely,

                 /S/ CHRISTOPHER W. CLAUS

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER
                 INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                 AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MATTHEW FREUND]     MATTHEW FREUND, CFA
                                 USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

                 The USAA Short-Term Bond Fund provided a total return of 2.19% for the one-year period ended July 31, 2005, putting your Fund in the top 20% of its peer group (the Lipper Short Investment Grade Debt Funds Average had a 1.76% return). Over the same period, the Lipper Short Investment Grade Bond Funds Index returned 1.87% and the Lehman Brothers 1-3 Year Government/Credit Index returned 1.52%. The Fund provided a one-year dividend yield of 3.43%.

WHAT WERE THE RELEVANT MARKET CONDITIONS?

                 Investors had plenty of reason for optimism during the period. With few exceptions, economic news was positive. Corporate earnings improved, and companies gradually created more jobs. Inflation remained relatively benign despite a more than $20 increase in the price of a barrel of oil. However, while the U.S. economy remains strong, it is not showing the same level of growth seen in previous recoveries.

                 In the spring, the investment-grade bond market was roiled by surprisingly weak earnings from General Motors Corp. and Ford Motor Co. Although the markets were volatile as some investors reduced their positions, the disruption was short-lived.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 12 FOR BENCHMARK DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGE 16-27.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The Federal Reserve Board (the Fed) maintained its measured approach to raising short-term interest rates, pushing the federal funds rate (the rate banks charge for overnight loans) to 3.25%. The rate was raised to 3.50% at the August 9, 2005, meeting.

                             HISTORICAL YIELD CURVE

         [CHART OF HISTORICAL YIELD CURVE]

                 7/30/04       7/29/05       CHANGE
                --------      --------      --------
 3 MONTH         1.434%        3.393%        1.9589%
 6 MONTH         1.749         3.674         1.9256
 2 YEAR          2.677         4.015         1.3376
 3 YEAR          3.006         4.065         1.0593
 5 YEAR          3.694         4.121         0.4267
10 YEAR          4.475         4.276        -0.1986
30 YEAR          5.197         4.471        -0.7263

SOURCE: BLOOMBERG L.P.

                     [END CHART]

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 We strive to generate an attractive yield with an acceptable level of price volatility. The Fund's net asset value began the period at $8.98 and ended at $8.87, primarily because of changing interest rates.

                 Throughout the period, we looked for the most attractive bonds along the yield curve (generally out three years). We believe this strategy gave the Fund a substantial yield advantage over its peers.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

                 We remain committed to building a high-quality portfolio that is diversified among multiple asset classes. In fact, the Fund's credit quality went up slightly during the period. We use fundamental research to select corporate securities and spread our purchases across a greater number of names. By reducing the positions we take in any one issuer, we limit our exposure to potential credit problems.

WHAT IS THE OUTLOOK?

                 We continue to be cautiously optimistic about the U.S. economy. While inflation is under control, consumers are being affected by climbing energy costs. Many companies have used their strong balance sheets to buy back their stock or take over other companies rather than make capital investments. Meanwhile, the savings rate remains surprisingly low as the American consumer continues to increase spending. The housing and automobile markets have yet to feel the full impact of the Fed's rate hikes.

                 In this environment, investors should expect most of their return to come from the income provided by the Fund. Your portfolio management team remains committed to providing you with a high-quality, well-diversified bond fund with an acceptable level of risk.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA SHORT-TERM BOND FUND

          [LOGO OF LIPPER LEADER]              [LOGO OF LIPPER LEADER]
          -----------------------               ----------------------
               PRESERVATION                           EXPENSE
          -----------------------               -----------------------

The Fund is listed as a Lipper Leader for Preservation and Expense of 3,994 fixed-income funds and 150 funds, respectively, within the Lipper Short Investment Grade Debt Funds category for the overall period ending July 31, 2005.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF JULY 31, 2005. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED INCOME FUNDS. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,994, 3,373, AND 2,073 FIXED-INCOME FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF JULY 31, 2005. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 150 AND 108 FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 59 FUNDS FOR THE 10-YEAR PERIOD. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND
EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2005, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA SHORT-TERM BOND FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 High current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Normally at least 80% of the Fund's assets will be invested in a broad range of investment-grade debt securities and the Fund will maintain a dollar-weighted average portfolio maturity of three years or less.

--------------------------------------------------------------------------------
                                       7/31/05                 7/31/04
--------------------------------------------------------------------------------
Net Assets                         $425.1 Million          $413.9 Million
Net Asset Value Per Share              $8.87                   $8.98

--------------------------------------------------------------------------------
                                    7/31/05                 7/31/04
--------------------------------------------------------------------------------
Dollar-Weighted Average
   Portfolio Maturity              1.5 Years               1.8 Years

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE DOLLAR VALUE OF THE FUND'S PORTFOLIO.

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD AS OF 7/31/05
--------------------------------------------------------------------------------

1 YEAR          5 YEARS          10 YEARS          30-DAY SEC YIELD*
2.19%            2.93%             4.49%                  4.38%

*CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDING JULY 31, 2005

------------------------------------------------------------------------
              TOTAL RETURN    =    DIVIDEND RETURN    +    PRICE CHANGE
------------------------------------------------------------------------
10 YEARS          4.49%       =         5.53%         +       -1.04%
5 YEARS           2.93%       =         4.70%         +       -1.77%
1 YEAR            2.19%       =         3.41%         +       -1.22%

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS
FOR THE 10-YEAR PERIOD ENDING JULY 31, 2005

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

                                                                      CHANGE
                  TOTAL RETURN           DIVIDEND RETURN          IN SHARE PRICE
                  -------------          ---------------          --------------
7/31/1996             5.62%                   6.43%                   -0.81%
7/31/1997             8.97                    6.52                     2.45
7/31/1998             5.91                    6.11                    -0.20
7/31/1999             3.76                    6.16                    -2.40
7/31/2000             6.18                    6.69                    -0.51
7/31/2001             9.61                    7.03                     2.58
7/31/2002            -4.29                    5.36                    -9.65
7/31/2003             5.14                    4.47                     0.67
7/31/2004             2.51                    3.28                    -0.77
7/31/2005             2.19                    3.41                    -1.22

                                   [END CHART]

                 TOTAL RETURN EQUALS DIVIDEND RETURN PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. DIVIDEND RETURN IS THE NET INVESTMENT INCOME DIVIDENDS RECEIVED OVER THE PERIOD, ASSUMING REINVESTMENT OF ALL DIVIDENDS. SHARE PRICE CHANGE IS THE CHANGE IN NET ASSET VALUE OVER THE PERIOD ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                 12-MONTH DIVIDEND YIELD COMPARISON
--------------------------------------------------------------------------------

             [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                               LIPPER SHORT INVESTMENT
               USAA SHORT-TERM BOND FUND       GRADE DEBT FUNDS AVERAGE
               -------------------------       -------------------------
7/31/1996               6.34%                          5.94%
7/31/1997               6.06                           5.78
7/31/1998               6.16                           5.69
7/31/1999               5.98                           5.50
7/31/2000               6.52                           5.78
7/31/2001               6.51                           5.77
7/31/2002               6.14                           4.47
7/31/2003               4.37                           3.37
7/31/2004               3.29                           2.58
7/31/2005               3.43                           2.89

                              [END CHART]

                 THE 12-MONTH DIVIDEND YIELD IS COMPUTED BY DIVIDING NET INVESTMENT INCOME DIVIDENDS PAID DURING THE PREVIOUS 12 MONTHS BY THE LATEST MONTH-END NET ASSET VALUE ADJUSTED FOR REALIZED CAPITAL GAIN DISTRIBUTIONS. THE GRAPH REPRESENTS DATA FOR PERIODS ENDING 7/31/96 TO 7/31/05.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

               LEHMAN BROTHERS 1-3 YEAR     LIPPER SHORT INVESTMENT     LIPPER SHORT INVESTMENT      USAA SHORT-TERM
               GOVERNMENT/CREDIT INDEX      GRADE BOND FUNDS INDEX      GRADE DEBT FUNDS AVERAGE        BOND FUND
               ------------------------     -----------------------     ------------------------      --------------
 7/31/1995           $10,000.00                   $10,000.00                  $10,000.00                $10,000.00
 8/31/1995            10,060.60                    10,067.14                   10,069.01                 10,085.16
 9/30/1995            10,110.34                    10,115.18                   10,125.52                 10,158.26
10/31/1995            10,194.28                    10,210.66                   10,208.32                 10,236.01
11/30/1995            10,282.01                    10,296.89                   10,298.94                 10,228.64
12/31/1995            10,359.97                    10,368.34                   10,381.19                 10,331.69
 1/31/1996            10,448.61                    10,461.35                   10,460.52                 10,389.24
 2/29/1996            10,408.81                    10,423.16                   10,410.80                 10,346.88
 3/31/1996            10,401.22                    10,376.86                   10,395.95                 10,374.89
 4/30/1996            10,411.71                    10,384.37                   10,395.04                 10,378.33
 5/31/1996            10,435.77                    10,405.03                   10,412.89                 10,410.68
 6/30/1996            10,512.10                    10,479.84                   10,488.52                 10,514.16
 7/31/1996            10,552.98                    10,522.80                   10,528.33                 10,561.77
 8/31/1996            10,591.88                    10,560.00                   10,560.49                 10,561.36
 9/30/1996            10,688.83                    10,661.19                   10,661.47                 10,726.54
10/31/1996            10,690.82                    10,775.69                   10,780.98                 10,868.97
11/30/1996            10,890.53                    10,865.27                   10,874.97                 10,998.13
12/31/1996            10,892.33                    10,869.98                   10,869.50                 10,984.05
 1/31/1997            10,944.97                    10,925.50                   10,920.96                 11,051.23
 2/28/1997            10,972.11                    10,962.35                   10,951.71                 11,083.53
 3/31/1997            10,963.61                    10,950.98                   10,939.20                 11,073.05
 4/30/1997            11,053.51                    11,038.63                   11,024.99                 11,175.18
 5/31/1997            11,130.75                    11,112.62                   11,098.06                 11,242.41
 6/30/1997            11,208.17                    11,190.24                   11,173.07                 11,325.05
 7/31/1997            11,332.62                    11,317.46                   11,309.40                 11,508.96
 8/31/1997            11,343.29                    11,325.47                   11,310.92                 11,483.50
 9/30/1997            11,427.96                    11,414.28                   11,398.20                 11,591.85
10/31/1997            11,512.97                    11,484.42                   11,471.22                 11,674.07
11/30/1997            11,541.91                    11,512.89                   11,494.72                 11,705.74
12/31/1997            11,618.07                    11,581.90                   11,559.46                 11,771.00
 1/31/1998            11,730.22                    11,682.16                   11,666.29                 11,889.67
 2/28/1998            11,739.63                    11,698.28                   11,678.07                 11,853.12
 3/31/1998            11,785.57                    11,745.94                   11,722.84                 11,930.21
 4/30/1998            11,843.82                    11,800.86                   11,777.53                 11,990.87
 5/31/1998            11,908.22                    11,864.36                   11,842.06                 12,072.77
 6/30/1998            11,969.72                    11,917.53                   11,896.17                 12,138.76
 7/31/1998            12,025.43                    11,970.15                   11,946.74                 12,188.89
 8/31/1998            12,163.63                    12,051.64                   12,046.27                 12,312.00
 9/30/1998            12,327.34                    12,179.06                   12,184.33                 12,329.51
10/31/1998            12,380.70                    12,162.84                   12,177.78                 12,289.91
11/30/1998            12,378.53                    12,194.19                   12,198.66                 12,341.45
12/31/1998            12,426.47                    12,246.82                   12,247.14                 12,363.10
 1/31/1999            12,479.47                    12,308.44                   12,308.27                 12,442.94
 2/28/1999            12,426.83                    12,268.24                   12,255.39                 12,425.30
 3/31/1999            12,514.92                    12,363.45                   12,349.54                 12,528.87
 4/30/1999            12,557.79                    12,408.30                   12,390.79                 12,576.90
 5/31/1999            12,547.48                    12,391.70                   12,368.10                 12,581.02
 6/30/1999            12,584.75                    12,415.21                   12,385.60                 12,624.58
 7/31/1999            12,620.75                    12,429.35                   12,403.65                 12,647.28
 8/31/1999            12,654.03                    12,453.61                   12,422.45                 12,661.98
 9/30/1999            12,739.05                    12,536.01                   12,512.84                 12,753.94
10/31/1999            12,776.85                    12,563.00                   12,541.30                 12,763.61
11/30/1999            12,805.07                    12,604.43                   12,578.39                 12,835.67
12/31/1999            12,818.28                    12,631.37                   12,599.10                 12,865.28
 1/31/2000            12,818.28                    12,637.02                   12,601.55                 12,935.16
 2/29/2000            12,907.10                    12,718.73                   12,679.07                 13,046.11
 3/31/2000            12,980.18                    12,784.33                   12,749.93                 13,131.34
 4/30/2000            13,005.14                    12,787.43                   12,761.73                 13,159.58
 5/31/2000            13,052.17                    12,832.73                   12,800.46                 13,143.81
 6/30/2000            13,196.16                    12,975.12                   12,944.85                 13,341.70
 7/31/2000            13,286.42                    13,054.98                   13,024.04                 13,431.39
 8/31/2000            13,391.70                    13,149.88                   13,119.81                 13,383.02
 9/30/2000            13,502.05                    13,261.57                   13,231.03                 13,511.63
10/31/2000            13,562.46                    13,300.94                   13,262.42                 13,494.30
11/30/2000            13,688.73                    13,421.60                   13,386.25                 13,625.49
12/31/2000            13,853.88                    13,564.28                   13,539.51                 13,781.85
 1/31/2001            14,050.15                    13,757.45                   13,726.47                 13,991.89
 2/28/2001            14,150.18                    13,853.37                   13,823.92                 14,097.89
 3/31/2001            14,265.04                    13,953.30                   13,926.18                 14,230.88
 4/30/2001            14,310.27                    13,986.70                   13,955.61                 14,297.12
 5/31/2001            14,398.36                    14,073.16                   14,038.25                 14,389.23
 6/30/2001            14,453.53                    14,131.34                   14,093.66                 14,467.08
 7/31/2001            14,635.33                    14,305.12                   14,273.47                 14,722.12
 8/31/2001            14,734.63                    14,397.83                   14,365.09                 14,814.76
 9/30/2001            14,953.87                    14,535.03                   14,520.59                 14,944.81
10/31/2001            15,103.29                    14,645.05                   14,644.17                 14,949.68
11/30/2001            15,062.59                    14,572.71                   14,569.28                 14,566.16
12/31/2001            15,070.01                    14,558.16                   14,555.31                 14,480.43
 1/31/2002            15,113.06                    14,600.35                   14,600.99                 14,499.56
 2/28/2002            15,178.72                    14,643.42                   14,652.29                 14,441.44
 3/31/2002            15,079.96                    14,577.12                   14,570.57                 14,482.80
 4/30/2002            15,248.36                    14,693.05                   14,703.24                 14,517.22
 5/31/2002            15,328.50                    14,775.09                   14,782.31                 14,567.29
 6/30/2002            15,451.14                    14,791.68                   14,825.96                 14,439.61
 7/31/2002            15,604.90                    14,836.05                   14,899.19                 14,090.27
 8/31/2002            15,689.19                    14,929.00                   14,986.48                 14,283.72
 9/30/2002            15,825.04                    15,026.12                   15,093.08                 14,412.06
10/31/2002            15,845.12                    15,035.33                   15,093.90                 14,255.52
11/30/2002            15,844.40                    15,041.52                   15,087.87                 14,240.92
12/31/2002            16,016.24                    15,191.43                   15,236.07                 14,462.84
 1/31/2003            16,035.96                    15,215.32                   15,262.55                 14,512.43
 2/28/2003            16,124.60                    15,306.89                   15,352.98                 14,608.22
 3/31/2003            16,158.79                    15,330.29                   15,373.93                 14,637.17
 4/30/2003            16,221.19                    15,396.49                   15,435.22                 14,768.13
 5/31/2003            16,313.09                    15,484.57                   15,526.61                 14,950.35
 6/30/2003            16,348.90                    15,513.13                   15,549.33                 14,980.10
 7/31/2003            16,242.54                    15,376.40                   15,412.86                 14,814.96
 8/31/2003            16,249.23                    15,390.93                   15,425.78                 14,826.66
 9/30/2003            16,428.50                    15,551.24                   15,583.63                 15,032.14
10/31/2003            16,361.93                    15,511.86                   15,530.73                 14,995.93
11/30/2003            16,363.20                    15,515.19                   15,536.67                 15,002.72
12/31/2003            16,467.03                    15,593.53                   15,616.84                 15,077.76
 1/31/2004            16,511.89                    15,643.89                   15,660.26                 15,132.04
 2/29/2004            16,604.50                    15,715.98                   15,736.91                 15,221.02
 3/31/2004            16,663.29                    15,769.40                   15,789.95                 15,277.49
 4/30/2004            16,492.35                    15,628.52                   15,644.59                 15,137.09
 5/31/2004            16,469.38                    15,597.91                   15,616.37                 15,123.59
 6/30/2004            16,474.26                    15,608.82                   15,622.26                 15,128.49
 7/31/2004            16,544.09                    15,671.98                   15,684.46                 15,188.35
 8/31/2004            16,673.61                    15,783.50                   15,790.38                 15,277.80
 9/30/2004            16,664.38                    15,787.64                   15,793.62                 15,304.53
10/31/2004            16,722.27                    15,839.79                   15,846.47                 15,343.02
11/30/2004            16,640.87                    15,795.67                   15,792.52                 15,314.96
12/31/2004            16,681.20                    15,844.12                   15,833.85                 15,361.71
 1/31/2005            16,678.49                    15,846.39                   15,834.54                 15,366.17
 2/28/2005            16,647.20                    15,831.26                   15,814.57                 15,359.17
 3/31/2005            16,634.35                    15,809.51                   15,795.68                 15,367.42
 4/30/2005            16,731.13                    15,892.11                   15,876.55                 15,435.09
 5/31/2005            16,803.30                    15,955.13                   15,937.15                 15,494.98
 6/30/2005            16,840.93                    16,002.29                   15,975.37                 15,525.28
 7/31/2005            16,795.89                    15,965.72                   15,942.34                 15,520.24

                                   [END CHART]

                       DATA FROM 7/31/95 THROUGH 7/31/05.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                 The graph on page 11 illustrates the comparison of a $10,000 hypothetical investment in the USAA Short-Term Bond Fund to the following benchmarks:

                 o The broad-based Lehman Brothers 1-3 Year Government/Credit
                   Index is an unmanaged index made up of government, agency, corporate, and noncorporate bonds with maturities longer than one year and shorter than three years.

                 o The Lipper Short Investment Grade Bond Funds Index tracks the total return performance of the 30 largest funds in the Lipper Short Investment Grade Debt Funds category.

                 o The Lipper Short Investment Grade Debt Funds Average is the
                   average performance level of all short-term investment-grade debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                  PORTFOLIO RATINGS MIX
                        7/31/2005

         [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                               39%
AA                                                13%
A                                                 19%
BBB                                               24%
Money Market Instruments                           4%
U.S. Government                                    1%

                   [END PIE CHART]

                 The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. Money market instruments are all rated within the two highest short-term credit ratings categories. This chart reflects the higher rating of either Moody's Investors Service, Standard & Poor's Rating Service, Fitch Ratings, Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc.

                 PERCENTAGES ARE OF THE TOTAL MARKET VALUE OF THE FUND'S INVESTMENTS.

14

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                                 PORTFOLIO MIX
                                   7/31/2005

                      [PIE CHART OF PORTFOLIO MIX]

Corporate Obligations                                              38.4%
Asset-Backed Securities                                            21.9%
Commercial Mortgage-Backed Securities                              17.3%
Municipal Bonds                                                     8.9%
Eurodollar & Yankee Obligations                                     4.3%
Money Market Instruments                                            4.2%
U.S. Treasury Inflation-Indexed Notes                               1.5%
U.S. Government Agency Issues                                       1.4%
Interest-Only Commercial Mortgage-Backed Securities                 1.3%

                             [END PIE CHART]

                 PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 16-27.

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
======================----------------------------------------------------------
                       Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
USAA SHORT-TERM BOND FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Short- Term Bond Fund (a portfolio of USAA Mutual Fund, Inc.) (the "Fund"), including the portfolio of investments, as of July 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for the period presented through July 31, 2001, were audited by other auditors whose report, dated September 7, 2001, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Short-Term Bond Fund at July 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
September 14, 2005

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              CORPORATE OBLIGATIONS (38.4%)

              ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
   $ 3,000    Mellon Funding Corp., Senior Notes                      4.88%         6/15/2007        $  3,014
                                                                                                     --------
              BROADCASTING & CABLE TV (0.5%)
     2,000    Continental Cablevision, Inc., Senior Notes             8.30          5/15/2006           2,062
                                                                                                     --------
              BUILDING PRODUCTS (0.5%)
     2,000    York International Corp., Senior Notes                  6.63          8/15/2006           2,039
                                                                                                     --------
              CASINOS & GAMING (0.5%)
     2,000    Harrah's Operating Co., Inc., Guaranteed Senior
                 Notes                                                7.13          6/01/2007           2,084
                                                                                                     --------
              CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
     3,000    John Deere Capital Corp., MTN, Series 2005D             3.50(i)       6/10/2008           3,003
                                                                                                     --------
              CONSUMER FINANCE (3.5%)
     2,000    Ford Motor Credit Co., Global Notes                     7.60          8/01/2005           2,000
     1,000    General Motors Acceptance Corp., MTN                    4.15(i)       5/18/2006             996
     2,000    General Motors Acceptance Corp., MTN                    4.87(i)      10/20/2005           2,003
     2,000    General Motors Acceptance Corp., Notes                  6.13          9/15/2006           2,014
     3,000    Household Finance Corp., Notes                          5.75          1/30/2007           3,061
     2,000    MBNA Corp., MTN                                         5.63         11/30/2007           2,049
     3,000    SLM Corp., MTN, CPI Floating Rate Notes                 4.89(i)       6/01/2009           2,932
                                                                                                     --------
                                                                                                       15,055
                                                                                                     --------
              DIVERSIFIED BANKS (0.6%)
     1,000    Key Bank, N.A., MTN                                     5.00          7/17/2007           1,009
     1,636    U.S. Central Credit Union, Senior Notes                 2.70          9/30/2009           1,583
                                                                                                     --------
                                                                                                        2,592
                                                                                                     --------
              DRUG RETAIL (0.2%)
     1,000    CVS Corp., Notes                                        3.88         11/01/2007             988
                                                                                                     --------
              ELECTRIC UTILITIES (6.2%)
     2,000    Alabama Power Co., Senior Notes                         3.48(i)       8/25/2009           2,005
     2,000    Alabama Power Co., Senior Notes                         3.50         11/15/2007           1,960
     1,250    Florida Power & Light Co., First Mortgage Bonds         6.88         12/01/2005           1,262
     2,000    Jersey Central Power & Light Co., First Mortgage MTN    6.45          5/15/2006           2,033

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $ 2,000    Midamerican Energy Holdings Co., Senior Notes           4.63%        10/01/2007        $  1,999
     3,000    Monongahela Power Co., First Mortgage Bonds             5.00         10/01/2006           3,013
     2,000    New York State Electric & Gas Corp., Notes              4.38         11/15/2007           1,989
     1,443    Oglethorpe Power Corp., Secured Series
                 Facility Bonds                                       6.97          6/30/2011           1,512
     3,000    Pinnacle West Energy Corp., Senior Notes(a)             4.00(i)       4/01/2007           3,002
     1,780    Power Contract Financing, Pass-Through
                 Certificates(a)                                      5.20          2/01/2006           1,789
     1,000    Power Contract Financing, Senior Notes(a)               6.26          2/01/2010           1,028
     2,000    Public Service Electric & Gas Co., First Mortgage
                 Bonds, Series A                                      3.58(i)       6/23/2006           2,000
     1,800    Public Service Electric & Gas Co., First Mortgage
                 Bonds (INS)                                          6.38          5/01/2008           1,882
     1,000    Teco Energy, Inc., Notes                                6.13          5/01/2007           1,025
                                                                                                     --------
                                                                                                       26,499
                                                                                                     --------
              ELECTRIC/GAS UTILITY (0.3%)
     1,170    Texas Municipal Gas Corp., Notes (INS)(a)               2.60          7/01/2007           1,151
                                                                                                     --------
              GAS UTILITIES (0.7%)
     3,000    Texas Eastern Transmission, LP, Senior Notes            5.25          7/15/2007           3,027
                                                                                                     --------
              HOUSEHOLD APPLIANCES (0.2%)
     1,000    Stanley Works, Notes                                    3.50         11/01/2007             980
                                                                                                     --------
              INDUSTRIAL CONGLOMERATES (1.4%)
     3,000    General Electric Capital Corp., MTN                     2.97          7/26/2006           2,966
     3,000    Tyco International Group, COP, Notes(a)                 4.44          6/15/2007           2,989
                                                                                                     --------
                                                                                                        5,955
                                                                                                     --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.9%)
     2,000    Alltel Corp., Notes                                     4.66          5/17/2007           2,007
     2,000    Sprint Capital Corp., Notes                             7.13          1/30/2006           2,026
                                                                                                     --------
                                                                                                        4,033
                                                                                                     --------
              LIFE & HEALTH INSURANCE (1.4%)
     3,000    John Hancock Global Funding II, Notes                   5.50         12/31/2007           3,055
     3,000    Metropolitan Life Global Funding I, Notes(a)            4.75          6/20/2007           3,020
                                                                                                     --------
                                                                                                        6,075
                                                                                                     --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.5%)
   $ 2,000    UnitedHealth Group, Inc., Notes                         3.38%         8/15/2007        $  1,959
                                                                                                     --------
              METAL & GLASS CONTAINERS (0.7%)
     3,000    Pactiv Corp., Notes                                     7.20         12/15/2005           3,032
                                                                                                     --------
              MOVIES & ENTERTAINMENT (0.5%)
     2,000    Time Warner Companies, Inc., Notes                      8.11          8/15/2006           2,067
                                                                                                     --------
              MULTI-LINE INSURANCE (1.6%)
     2,000    American General Finance Corp., MTN                     3.38(i)       8/16/2007           2,001
     2,000    ASIF Global Financing XVIII, Senior Notes(a)            2.65          1/17/2006           1,987
     3,000    Hartford Financial Services Group, Inc., Notes          2.38          6/01/2006           2,955
                                                                                                     --------
                                                                                                        6,943
                                                                                                     --------
              MULTI-UTILITIES (0.9%)
     1,000    Dominion Resources, Inc., Senior Notes                  4.13          2/15/2008             988
     1,000    Duke Capital Corp., LLC, Senior Notes                   4.30          5/18/2006           1,000
     1,815    Duke Energy Field Services, LLC, Notes                  7.50          8/16/2005           1,817
                                                                                                     --------
                                                                                                        3,805
                                                                                                     --------
              OIL & GAS EQUIPMENT & SERVICES (1.1%)
     3,000    Cooper Cameron Corp., Senior Notes                      2.65          4/15/2007           2,898
     2,000    Halliburton Co., Senior Notes                           5.11(i)      10/17/2005           2,006
                                                                                                     --------
                                                                                                        4,904
                                                                                                     --------
              OIL & GAS EXPLORATION & PRODUCTION (1.2%)
     2,000    Ocean Energy, Inc., Senior Notes                        4.38         10/01/2007           1,988
     2,000    Pioneer Natural Resources Co., Senior Notes             6.50          1/15/2008           2,071
     1,000    Southwestern Energy Co., Senior Notes                   6.70         12/01/2005           1,006
                                                                                                     --------
                                                                                                        5,065
                                                                                                     --------
              OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
     3,000    Citigroup, Inc., Global Notes                           4.25          7/29/2009           2,971
     2,000    Reliastar Financial Corp., Notes                        8.00         10/30/2006           2,079
     2,000    Textron Financial Corp., Notes                          2.75          6/01/2006           1,979
                                                                                                     --------
                                                                                                        7,029
                                                                                                     --------
              PACKAGED FOODS & MEAT (0.5%)
     1,000    Kraft Foods, Inc., Notes                                4.00         10/01/2008             983
     1,000    Kraft Foods, Inc., Notes                                4.13         11/12/2009             980
                                                                                                     --------
                                                                                                        1,963
                                                                                                     --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.5%)
   $ 2,000    Temple-Inland, Inc., Notes                              5.00%         5/17/2007        $  2,003
                                                                                                     --------
              PROPERTY & CASUALTY INSURANCE (3.1%)
     2,000    ACE INA Holdings, Inc., Senior Notes                    8.30          8/15/2006           2,078
     3,000    Allstate Financial Global Funding, Senior Notes(a)      7.13          9/26/2005           3,014
     1,000    Chubb Corp., Senior Notes                               3.95          4/01/2008             987
     3,000    CNA Financial Corp., Notes                              6.75         11/15/2006           3,080
       500    Liberty Mutual Insurance Co., Notes(a)                  8.20          5/04/2007             522
     1,340    Markel Corp., Notes                                     7.20          8/15/2007           1,400
     2,000    St. Paul Travelers Companies, Inc., Senior Notes        5.01          8/16/2007           2,013
                                                                                                     --------
                                                                                                       13,094
                                                                                                     --------
              REAL ESTATE INVESTMENT TRUSTS (1.2%)
     3,000    Gables Realty, LP, Senior Notes                         5.75          7/15/2007           3,050
     1,000    Nationwide Health Properties, Inc., MTN                 6.90         10/01/2037(c)        1,090
     1,000    New Plan Excel Realty Trust, Inc., Senior Notes         5.88          6/15/2007           1,023
                                                                                                     --------
                                                                                                        5,163
                                                                                                     --------
              REGIONAL BANKS (0.5%)
     1,000    Greenpoint Financial Corp., Senior Notes                3.20          6/06/2008             963
     1,000    Marshall & Ilsley Bank, Senior Notes                    4.13          9/04/2007             999
                                                                                                     --------
                                                                                                        1,962
                                                                                                     --------
              REINSURANCE (0.5%)
     2,000    Reinsurance Group of America, Inc., Senior Notes(a)     7.25          4/01/2006           2,024
                                                                                                     --------
              RESTAURANTS (0.5%)
     2,000    McDonald's Corp., Notes(a)                              4.49          3/07/2006           2,006
                                                                                                     --------
              SPECIALIZED FINANCE (1.0%)
     2,000    CIT Group, Inc., Senior Notes                           3.52(i)      11/23/2007           2,004
     2,000    CIT Group, Inc., Global Notes                           7.38          4/02/2007           2,094
                                                                                                     --------
                                                                                                        4,098
                                                                                                     --------
              THRIFTS & MORTGAGE FINANCE (3.7%)
     3,000    Countrywide Financial Corp., MTN                        3.71(i)       4/11/2007           3,003
     1,500    Golden West Financial Corp., Senior Notes               4.13          8/15/2007           1,494
     2,255    Independence Community Bank Corp., Subordinated
                 Notes                                                3.75          4/01/2014           2,169
     2,000    Roslyn Bancorp, Inc., Senior Notes                      7.50         12/01/2008           2,159

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $ 3,000    Sovereign Bancorp, Inc., Senior Notes                   3.62%(i)      8/25/2006        $  3,007
     2,000    Sovereign Bank Federal Savings Bank, CD                 4.00          2/01/2008           1,978
     2,000    World Savings Bank Federal Savings Bank, Notes          4.13         12/15/2009           1,961
                                                                                                     --------
                                                                                                       15,771
                                                                                                     --------
              TOBACCO (0.5%)
     2,000    Universal Corp., Notes                                  6.50          2/15/2006           2,023
                                                                                                     --------
              Total corporate obligations (cost: $163,661)                                            163,468
                                                                                                     --------
              EURODOLLAR AND YANKEE OBLIGATIONS (4.3%)(d)

              AEROSPACE & DEFENSE (0.7%)
     3,000    BAE Systems Holdings, Inc., Notes,(United Kingdom)(a)   4.05(i)       8/15/2008           3,001
                                                                                                     --------
              ASSET-BACKED FINANCING (0.7%)
     3,000    Holmes Financing plc, Notes, Series 7,
                 Class 2M (United Kingdom)                            4.40(i)       7/15/2040           3,008
                                                                                                     --------
              AUTOMOBILE MANUFACTURERS (0.5%)
     2,000    DaimlerChrysler, N.A. Holding Corp., MTN (Germany)      3.86(i)       9/10/2007           2,005
                                                                                                     --------
              DIVERSIFIED BANKS (0.7%)
     1,000    Bayerische Landesbank, MTN (Germany)                    2.60         10/16/2006             980
     2,000    European Investment Bank, Notes (Luxembourg)            4.00          8/30/2005           2,001
                                                                                                     --------
                                                                                                        2,981
                                                                                                     --------
              DIVERSIFIED CAPITAL MARKETS (0.2%)
     1,000    Fondo Latinoamericano, Notes (Colombia)(a)              3.00          8/01/2006             989
                                                                                                     --------
              ELECTRIC UTILITIES (0.3%)
     1,000    Eastern Energy Ltd., Senior Notes (Australia)(a)        6.75         12/01/2006           1,029
                                                                                                     --------
              FOREST PRODUCTS (0.5%)
     2,000    Nexfor, Inc., Debentures (Canada)                       8.13          3/20/2008           2,135
                                                                                                     --------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     2,000    British Telecom plc, Notes (United Kingdom)             7.88         12/15/2005           2,028
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.2%)
   $   994    Delek & Avner-Yam Tethys Ltd., Secured
                 Notes (Israel)(a)                                    4.51%(i)      8/01/2013        $    993
                                                                                                     --------
              Total Eurodollar and Yankee obligations
                 (cost: $18,065)                                                                       18,169
                                                                                                     --------
              ASSET-BACKED SECURITIES (21.9%)(e)

              AIRLINES (3.3%)
     1,107    America West Airlines, Inc., Pass-Through
                 Certificates, Series 1996-1, Class A, EETC           6.85          7/02/2009           1,095
     1,865    American Airlines, Pass-Through Certificates,
                 Series 2002-1, Class G, EETC (INS)                   4.07(i)       9/23/2007           1,870
     3,950    Continental Airlines, Inc., Secured Notes,
                 EETC (INS)                                           4.25(i)      12/06/2007           3,966
     1,661    Delta Air Lines, Inc., Pass-Through Certificates,
                 Series 2003-1, Class G, EETC (INS)                   4.40(i)       1/25/2008           1,664
              Southwest Airlines Co., Pass-Through Certificates,
       239       Series 2001-1, Class A-1, EETC                       5.10          5/01/2006             239
     5,000       Series 2001-1, Class A-2, EETC                       5.50         11/01/2006           5,063
                                                                                                     --------
                                                                                                       13,897
                                                                                                     --------
              ASSET-BACKED FINANCING (18.6%)
              AESOP Funding II, LLC,
     1,000       Series 2004-2A, Class A1(a)                          2.76          4/20/2008             977
     2,500       Series 2002-1, Rental Car Notes, Class A1            3.85         10/20/2005           2,502
       811    Airport Airplanes, Pass-Through Certificates,
                 Series 1R, Class A8                                  3.76(i)       3/15/2019             759
              AmeriCredit Automobile Receivables Trust, Notes,
     2,000       Series 2004 AF, Class A3                             2.18          7/07/2008           1,985
     3,000       Series 2002, Class A4                                3.55          2/12/2009           2,985
              ARG Funding Corp.,
     5,000       Series 2003-1A, Rental Car Notes, Class A2(a)        2.54          3/20/2007           4,987
     3,000       Subordinated Bonds, Series 2003-1A, Class C2         6.64          3/20/2007           2,996
              Aviation Capital Group Trust, Notes,
       977       Series 2000-1A, Class A2(a)                          3.87(i)      11/15/2025             970
     4,280       Series 2003-2A, Class G1 (INS)(a)                    4.13(i)       9/20/2033           4,282

22

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $   495    Capital One Auto Finance Trust, Notes,
                 Series 2002-C, Class A3A                             2.65%         6/15/2009        $    494
     2,000    Capital One Multi-Asset Execution Trust,
                 Notes, Series 2003-C2, Class C2                      4.32          4/15/2009           2,001
     5,000    Chase Manhattan Auto Owner Trust, Notes,
                 Series 2005-A, Class A2                              3.72         12/15/2007           4,984
       746    CIT Equipment Collateral Trust, Notes,
                 Series 2003-EF1, Class B                             2.29          7/20/2008             737
              Diversified REIT, Notes,
     2,000       Series 1999-1A, Class A2(a)                          6.78          3/18/2011           2,095
     3,000       Series 1999-1A, Class B(a)                           6.78          3/18/2011           3,188
     1,000       Series 2000-1, Class B(a)                            6.97          3/08/2010           1,055
     2,510    Drive Auto Receivables Trust, Notes,
                 Series 2003-2, Class A3 (INS)(a)                     2.04         10/15/2007           2,494
       746    First Auto Receivables Group Trust, Notes,
                 Series 2003-1, Class A3                              1.97         12/15/2007             743
     2,000    Ford Credit Auto Owner Trust, Notes,
                 Series 2002-B, Class B                               5.18         10/16/2006           2,005
     2,000    Hertz Vehicle Financing, LLC, Notes,
                 Series 2004-1A, Class A2(a)                          2.38          5/25/2008           1,938
     3,000    Honda Auto Receivables Owner Trust, Notes,
                 Series 2005-3, Class A2                              3.73         10/18/2007           2,990
     3,520    Household Affinity Credit Card Master Note Trust I,
                 Series 2003-2, Class B                               2.51          2/15/2008           3,491
       293    Ikon Receivables Funding, LLC, Notes,
                 Series 2003-1, Class A3B                             2.33         12/17/2007             291
     1,637    Lease Investment Flight Trust,
                 Series 2001-1, Class A3                              3.82(i)       7/15/2016           1,550
     5,000    Long Beach Auto Receivables Trust, Notes,
                 Series 2005-A, Class A2                              3.82         12/15/2008           4,987
     2,000    Massachusetts RRB Special Purpose Trust,
                 Series 2005-1, Class A1                              3.40          9/15/2008           1,994
     3,000    MBNA Credit Card Master Note Trust,
                 Series 2002-C5, Class C5                             4.05          1/15/2008           3,002
     3,000    Permanent Financing plc, Notes, Series 8,
                 Class 1B(m)                                          3.52(i)       6/10/2042           3,000
              Rental Car Finance Corp.,
     3,000       Series 2004-1A, Class A (INS)(a)                     3.66(i)       6/25/2009           3,002
       591       Series 1997-1, Rental Car Notes, Class B3(a)         6.70          9/25/2007             592
     5,000    Wachovia Auto Owner Trust, Notes,
                 Series 2005-A, Class A2                              3.79          2/20/2008           4,989

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $ 5,000    Wells Fargo Financial Auto Owner Trust, Notes,
                 Series 2005-A, Class A2                              3.86%         8/15/2008        $  4,989
                                                                                                     --------
                                                                                                       79,054
                                                                                                     --------
              Total asset-backed securities (cost: $93,384)                                            92,951
                                                                                                     --------

              U.S. GOVERNMENT AGENCY ISSUES (1.4%)

              DEBENTURES
     4,000    Fannie Mae, CPI Floating Rate Notes(k)                  4.65(i)       2/17/2009           3,942
     2,000    Freddie Mac, Notes(k)                                   3.63          9/15/2006           1,989
                                                                                                     --------
              Total U.S. government agency issues (cost: $5,996)                                        5,931
                                                                                                     --------

              U.S. TREASURY SECURITIES (1.5%)
     6,135    Inflation-Indexed Note(g) (cost: $6,295)                3.38          1/15/2007           6,302
                                                                                                     --------

              OTHER MORTGAGE SECURITIES (18.6%)(e)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (17.3%)
              Asset Securitization Corp.,
     1,815       Series 1997-D4, Class A1D                            7.49          4/14/2029           1,891
     3,000       Series 1997-MD7, Class A2                            7.69          1/13/2030           3,151
     3,040    Chase Commercial Mortgage
                 Securities Corp., Pass-Through Certificates,
                 Series 2000-3, Class A1                              7.09         10/15/2032           3,182
     2,122    Citigroup Commercial Mortgage Trust,
                 Series 2004-FL1, Class A1(a)                         3.52(i)       7/15/2018           2,124
       669    Commercial Mortgage Acceptance Corp.,
                 Series 1999-C1, Class A1                             6.79          6/15/2031             675
              Commercial Mortgage Trust, Pass-Through Certificates,
     5,000       Series 2004-CNL, Class A1(a)                         3.61(i)       9/15/2014           5,007
     5,000       Series 2004-CNL, Class B(a)                          3.79(i)       9/15/2014           5,005
     1,000       Series 2004-RS1, Class A(a)                          4.02          3/03/2041             989
     3,782       Series 2001-ZC1A, Class A (INS)(m)                   6.36          6/14/2006           3,817
              CS First Boston Mortgage Securities Corp.,
       469       Series 2001-CK1, Class A1                            5.90         12/16/2035             474
       743       Series 1998-C2, Class A1                             5.96         11/11/2030             750

24

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $ 1,000    G-Force, LLC, Pass-Through Certificates,
                 Series 2005-RR, Class A-1(a)                         4.39%         8/22/2036        $    987
     1,777    GGP Mall Properties Trust,
                 Series 2001, Class D-2(a)                            5.89         11/15/2011           1,805
              LB Commercial Conduit Mortgage Trust,
     3,298       Series 1998-C4, Class A1A                            5.87         10/15/2035           3,306
     1,255       Series 1999-C1, Class A1                             6.41          6/15/2031           1,272
     2,893    Mach One Trust, Series 2004-1A, Class A1(a)             3.89          5/28/2040           2,844
              Morgan Stanley Dean Witter Capital I, Inc.,
     5,000       Series 2001-IQA, Class A2                            5.33         12/18/2032           5,051
     1,493       Series 1998-XL1, Class A2                            6.45          6/03/2030           1,494
     2,516       Series 1997-XL1, Class A2                            6.88         10/03/2030           2,550
     2,000       Series 1997-XL1, Class A3                            6.95         10/03/2030           2,083
     1,507       Series 2000-PRIN, Class A3                           7.36          2/23/2034           1,583
       109       Series 1996 WF1, Class A-3(a)                        7.80         11/15/2028             110
     2,297    Nomura Asset Securities Corp.,
                 Series 1998-D6, Class A1A                            6.28          3/15/2030           2,332
     4,553    Salomon Brothers Mortgage Securities VII,
                 Series 2000-C3, Class A1(a)                          6.34         12/18/2033           4,652
              Structured Asset Securities Corp.,
     2,940       Series 1997-LLI, Class A2                            6.84          9/12/2006           2,982
     4,340       Series 1997-LLI, Class B                             6.95          3/12/2007           4,488
     1,904    Tower Global Signal Trust I, Series 2004-1,
                 Class A(a)                                           3.71          1/16/2034           1,842
              Trizechahn Office Properties Trust,
     1,412       Series 2001-TZHA, Class A2(a)                        6.09          5/15/2016           1,461
     3,000       Series 2001-TZHA, Class D3(a)                        6.94          3/15/2013           3,083
     2,528    Wachovia Bank Commercial Mortgage Trust, Notes,
                 Series 2004-WL4A, Class A1(a)                        3.52(i)      10/15/2015           2,531
                                                                                                     --------
                                                                                                       73,521
                                                                                                     --------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                 SECURITIES (1.3%)(f)
     9,250    Bear Stearns Commercial Mortgage
                 Securities, Inc., Series 2004-ESA, Class X1
                 (acquired 6/17/2004; cost $538)(a,j)                 1.14          5/14/2016             623
    65,000    Commercial Mortgage Trust, Pass-Through
                 Certificates, Series 2004-CNL, Class X1
                 (acquired 9/27/2004; cost $2,057)(a,j)               2.22          9/15/2014             982

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              CS First Boston Mortgage Securities Corp.,
   $63,856       Series 2004-C1, Class ASP (acquired 2/26/2004
                 and 8/30/2004; cost $2,857)(a,j)                     0.94%         1/15/2037        $  2,355
     9,434       Series 2003-C3, Class ASP (acquired 6/17/2003;
                 cost $893)(a,j)                                      1.82          5/15/2038             593
     8,679    Greenwich Capital Commercial Funding Corp.,
                 Series 2002-C1, Class XP (acquired 7/17/2003;
                 cost $915)(a,j)                                      1.96          1/11/2035             656
    14,312    LB-UBS Commercial Mortgage Trust,
                 Series 2003-C3, Class XCP
                 (acquired 5/20/2003; cost $943)(a,j)                 1.48          2/17/2037             584
                                                                                                     --------
                                                                                                        5,793
                                                                                                     --------
              Total other mortgage securities (cost: $79,293)                                          79,314
                                                                                                     --------
              MUNICIPAL BONDS (8.9%)

              AIRPORT/PORT (1.9%)
     3,000    Chicago, IL, O'Hare International Airport RB,
                 Series 2004E (INS)                                   3.88          1/01/2008           2,953
     5,125    New York and New Jersey Port Auth.,
                 Consolidated Notes, Series 2004XX                    3.30          9/15/2007           5,011
                                                                                                     --------
                                                                                                        7,964
                                                                                                     --------
              APPROPRIATED DEBT (0.7%)
     3,000    Hudson County, NJ Improvement Auth.
                 RB (MLO), Series 2005 (LOC - North Fork Bank)        4.25          6/15/2019(b)        3,000
                                                                                                     --------
              COMMUNITY SERVICE (0.2%)
     1,000    Educational Facilities Auth., IL, RB, Series 1998       3.90          3/01/2030(b)          998
                                                                                                     --------
              ELECTRIC UTILITIES (0.5%)
     2,000    Brazos River Auth., TX, PCRB Series 1995A               5.40          4/01/2030(b)        2,032
                                                                                                     --------
              ELECTRIC/GAS UTILITY (1.8%)
              Energy Acquisition Corp. II, OH, RB,
     2,000       Series 2005 (INS)                                    3.87          2/15/2006           1,997
     4,000       Series 2005 (INS)                                    4.11          8/15/2006           3,997

26

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
   $ 1,692    Pedernales Electric Cooperative, Inc., TX,
                 First Mortgage Bond, Series 2002A (INS)(a)           4.09%        11/15/2012        $  1,651
                                                                                                     --------
                                                                                                        7,645
                                                                                                     --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
     1,000    Industrial Facilities Corp., RI, RB, Series 2004A       2.75          4/01/2016(b)          995
                                                                                                     --------
              GENERAL OBLIGATION (0.2%)
       655    Riverside County, CA, Pension Obligation RB,
                 Series 2005A (INS)                                   3.33          2/15/2006             652
                                                                                                     --------
              HOSPITAL (0.2%)
     1,000    Medical Univ., SC, Hospital Facilities Auth. RB,
                 Series 2004B (INS)                                   3.92          2/15/2009             979
                                                                                                     --------
              NURSING/CCRC (1.9%)
     3,400    Martin Luther King Foundation, Inc.,
                 FL, SAVRS, Notes, Series 1998 (INS)(l)               4.50         12/01/2028           3,400
     1,000    Statewide Community Development Auth.,
                 CA, COP, SAVRS (INS)(l)                              4.25          5/15/2029           1,000
     3,750    Yellowwood Acres, Inc., IN, SAVRS,
                 Series 1998 (INS)(l)                                 4.50         12/01/2028           3,750
                                                                                                     --------
                                                                                                        8,150
                                                                                                     --------
              SALES TAX (0.6%)
     2,500    Sales Tax Asset Receivables Co., NY, RB,
                 Series 2004B                                         3.29         10/15/2007           2,445
                                                                                                     --------
              SPECIAL ASSESSMENT/TAX/FEE (0.5%)
     1,000    New York State Environmental Facilities
                 Corp. RB, Series 2004B (INS)                         4.02         12/01/2009             979
     1,000    Short Pump Town Center Community
                 Development Auth., VA, RB(a)                         4.85          2/01/2006           1,001
                                                                                                     --------
                                                                                                        1,980
                                                                                                     --------
              TOLL ROADS (0.2%)
     1,000    NEW JERSEY TURNPIKE AUTH. RB,
                 Series 2003B (INS)                                   2.84          1/01/2008             966
                                                                                                     --------
              Total municipal bonds (cost: $38,118)                                                    37,806
                                                                                                     --------

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

 PRINCIPAL                                                          COUPON                             MARKET
    AMOUNT    SECURITY                                                RATE           MATURITY           VALUE
-------------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.2%)

              COMMERCIAL PAPER (3.0%)
              -----------------------

              THRIFTS & MORTGAGE FINANCE
   $12,687    Countrywide Financial Corp.                             3.35%         8/01/2005        $ 12,687
                                                                                                     --------
              VARIABLE-RATE DEMAND NOTES (1.2%)(h)
              ------------------------------------

              BUILDINGS (0.1%)
       575    Precision Aggregate I, LLC, Notes,
                 Series 2000 (LOC - Sky Bank)                         4.74          8/03/2015             575
                                                                                                     --------
              ELECTRIC UTILITIES (0.3%)
     1,190    Sempra Energy ESOP, Series 1999A (NBGA)(a)              3.58         11/01/2014           1,190
                                                                                                     --------
              ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
       970    Gulf Shores, AL, Solid Waste RB,
                 Series 2000C (LOC - Colonial Bancgroup, Inc.)        4.11         11/01/2010             970
                                                                                                     --------
              INDUSTRIAL MACHINERY (0.2%)
       895    Florence, AL, IDB, RB, Series 1999B
                 (LOC - La Salle National Bank, N.A.)                 3.88         11/01/2008             895
                                                                                                     --------
              IT CONSULTING & OTHER SERVICES (0.2%)
       755    California Infrastructure & Economic
                 Development RB, Series 2003B
                 (LOC - Wells Fargo Bank, N.A.)                       3.64          9/01/2006             755
                                                                                                     --------
              REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
       750    Wryneck Ltd., Notes, Series 2000
                 (LOC - Sky Bank)                                     4.49          1/01/2020             750
                                                                                                     --------
                                                                                                        5,135
                                                                                                     --------
              Total money market instruments (cost: $17,822)                                           17,822
                                                                                                     --------

              TOTAL INVESTMENTS (COST: $422,634)                                                     $421,763
                                                                                                     ========

28

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA SHORT-TERM BOND FUND
JULY 31, 2005

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

           (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

           (b) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

           (c) Callable/putable bond - provides the option for the underwriter to call the bonds at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's put feature.

           (d) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

               branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

           (e) The weighted average life of mortgage- and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

           (f) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

           (g) U.S. Treasury inflation-indexed notes - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

30

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

           (h) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

           (i) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005.

           (j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Directors. The aggregate market value of these securities at July 31, 2005, was $5,793,000, which represented 1.3% of the Fund's net assets.

           (k) Government-sponsored enterprise (GSE) security that is supported only by the credit of the issuing agency, instrumentality, or corporation, and is neither issued nor guaranteed by the U.S. government.

           (l) Periodic auction reset bond - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at July 31, 2005. The bond has a put feature which provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the bond.

           (m) Security was fair valued at July 31, 2005, by the Manager in accordance with valuation procedures approved by the Board of Directors.

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==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

              CD      Certificate of Deposit

              COP     Certificate of Participation

              CPI     Consumer Price Index

              EETC    Enhanced Equipment Trust Certificate

              ESOP    Employee Stock Ownership Plan

              IDB     Industrial Development Board

              MLO     Municipal Lease Obligation

              MTN     Medium-Term Note

              PCRB    Pollution Control Revenue Bond

              RB      Revenue Bond

              REIT    Real Estate Investment Trust

              SAVRS   Select Auction Variable Rate Securities

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. A high-quality bank, insurance company, other corporation, or a collateral trust may provide the enhancement.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (NBGA) Principal and interest payments are guaranteed by a non-bank agreement from Sempra Energy.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holding Ltd., MBIA Insurance Corp., or Zurich Insurance Co. The insurance does not guarantee the market value of the security.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

ASSETS
   Investments in securities, at market value (identified cost of $422,634)     $421,763
   Cash                                                                                1
   Receivables:
      Capital shares sold                                                            671
      Interest                                                                     3,589
                                                                                --------
         Total assets                                                            426,024
                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        599
      Dividends on capital shares                                                    165
   Accrued management fees                                                           103
   Accrued transfer agent's fees                                                       7
   Other accrued expenses and payables                                                13
                                                                                --------
         Total liabilities                                                           887
                                                                                --------
            Net assets applicable to capital shares outstanding                 $425,137
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $473,614
   Accumulated undistributed net investment income                                     2
   Accumulated net realized loss on investments                                  (47,608)
   Net unrealized depreciation of investments                                       (871)
                                                                                --------
            Net assets applicable to capital shares outstanding                 $425,137
                                                                                ========
   Capital shares outstanding                                                     47,936
                                                                                ========
   Authorized shares of $.01 par value                                           120,000
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   8.87
                                                                                ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA SHORT-TERM BOND FUND
YEAR ENDED JULY 31, 2005

INVESTMENT INCOME
   Interest income                                                              $15,097
                                                                                -------
EXPENSES
   Management fees                                                                  825
   Administration and servicing fees                                                624
   Transfer agent's fees                                                            611
   Custody and accounting fees                                                      113
   Postage                                                                           48
   Shareholder reporting fees                                                        11
   Directors' fees                                                                    7
   Registration fees                                                                 41
   Professional fees                                                                 48
   Other                                                                             23
                                                                                -------
      Total expenses                                                              2,351
   Expenses paid indirectly                                                          (9)
                                                                                -------
      Net expenses                                                                2,342
                                                                                -------
NET INVESTMENT INCOME                                                            12,755
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss):
      Unaffilated transactions                                                      299
      Affiliated transactions (Note 8)                                              (20)
   Change in net unrealized appreciation/depreciation                            (3,986)
                                                                                -------
         Net realized and unrealized loss                                        (3,707)
                                                                                -------
Increase in net assets resulting from operations                                $ 9,048
                                                                                =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA SHORT-TERM BOND FUND
YEARS ENDED JULY 31,

                                                                     2005             2004
                                                                --------------------------
FROM OPERATIONS
   Net investment income                                        $  12,755        $  12,262
   Net realized gain on investments                                   279              763
   Change in net unrealized appreciation/depreciation
      of investments                                               (3,986)          (3,317)
                                                                --------------------------
      Increase in net assets resulting from operations              9,048            9,708
                                                                --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                          (14,164)         (13,053)
                                                                --------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                      150,070          174,927
   Reinvested dividends                                            12,465           11,396
   Cost of shares redeemed                                       (146,179)        (149,410)
                                                                --------------------------
      Increase in net assets from capital share transactions       16,356           36,913
                                                                --------------------------
Net increase in net assets                                         11,240           33,568

NET ASSETS
   Beginning of period                                            413,897          380,329
                                                                --------------------------
   End of period                                                $ 425,137        $ 413,897
                                                                ==========================
Accumulated undistributed net investment income:
   End of period                                                $       2        $     128
                                                                ==========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                     16,786           19,306
   Shares issued for dividends reinvested                           1,395            1,258
   Shares redeemed                                                (16,344)         (16,499)
                                                                --------------------------
      Increase in shares outstanding                                1,837            4,065
                                                                ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA SHORT-TERM BOND FUND
JULY 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Short-Term Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is high current income consistent with preservation of principal.

             A. SECURITY VALUATION - The value of each security is determined
                (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                2. Investments in open-end investment companies, other than exchange-traded funds, are valued at their net asset value
                   (NAV) at the end of each business day.

                3. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

36

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

                4. Securities for which market quotations are not readily
                   available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

             B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

             C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are amortized over the life of the respective securities using the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

                effective yield method for long-term securities and the straight-line method for short-term securities.

             D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of July 31, 2005.

             E. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended July 31, 2005, these custodian and other bank credits reduced the Fund's expenses by $9,000.

             F. INDEMNIFICATIONS - Under the Company's organizational
                documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

             G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective January 6, 2005, the Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended July 31, 2005, the Fund paid CAPCO facility fees of $3,000, which represents 3.3% of total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under any of these agreements during the year ended July 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book-basis and tax-basis accounting for security paydowns resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and increase accumulated net realized loss on investments by $1,283,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended July 31, 2005, and 2004, was as follows:

                                               2005             2004
                                            ----------------------------
Ordinary income*                            $14,164,000      $13,053,000

         *Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         As of July 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                       $    167,000
Accumulated capital and other losses                 (47,608,000)
Unrealized depreciation                                 (871,000)

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended July 31, 2005, the Fund utilized capital loss carryovers of $251,000 to offset capital gains. At July 31, 2005, the Fund had a current post-October loss of $1,277,000 and capital loss carryovers of $46,332,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2009 and 2012, as shown below. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

        CAPITAL LOSS CARRYOVERS
-----------------------------------------
  EXPIRES                       BALANCE
-----------                   -----------
   2009                       $ 3,691,000
   2010                         2,084,000
   2011                        39,474,000
   2012                         1,083,000
                              -----------
                    Total     $46,332,000
                              ===========

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended July 31, 2005, were $184,091,000 and $162,507,000, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         The cost of securities, including short-term securities, at July 31, 2005, for federal income tax purposes, was $422,634,000.

         Gross unrealized appreciation and depreciation of investments as of July 31, 2005, for federal income tax purposes, were $1,690,000 and $2,561,000, respectively, resulting in net unrealized depreciation of $871,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the year ended July 31, 2005.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

             A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base

42

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

                fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Short Investment Grade Bond Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Short Investment Grade Debt Funds category. The base fee is accrued daily and paid monthly at an annualized rate of 0.24% of the Fund's average net assets.

                The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

                The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE           ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)             AS A % OF THE FUND'S AVERAGE NET ASSETS
------------------------------------------------------------------------
+/- 0.20% to 0.50%               +/- 0.04%
+/- 0.51% to 1.00%               +/- 0.05%
+/- 1.01% and greater            +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Short Investment Grade Bond Funds Index over that period, even if the Fund had overall negative returns during the performance period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

                For the year ended July 31, 2005, the Fund incurred total management fees, paid or payable to the Manager, of $825,000, which is net of a performance adjustment of $(174,000) that decreased the base management fee of 0.24% by 0.04%.

             B. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended July 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $624,000.

                In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended July 31, 2005, the Fund reimbursed the Manager $27,000 for these legal and tax services.

             C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended July 31, 2005, the Fund incurred transfer agent's fees, paid or payable to SAS, of $611,000.

             D. UNDERWRITING SERVICES - The Manager provides exclusive
                underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

44

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received compensation from the Fund.

(8) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

         During the year ended July 31, 2005, in accordance with affiliated transaction procedures approved by the Company's Board of Directors, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                                         NET REALIZED
                                                                            COST TO       GAIN/(LOSS)
             SELLER                              PURCHASER                 PURCHASER       TO SELLER
----------------------------------------------------------------------------------------------------
USAA Intermediate-Term Bond Fund      USAA Short-Term Bond Fund           $6,469,000      $ 58,000
USAA Short-Term Bond Fund             USAA Tax-Exempt Short-Term Fund      1,980,000       (20,000)

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                      YEAR ENDED JULY 31,
                                            -----------------------------------------------------------------------
                                                2005            2004            2003           2002            2001
                                            -----------------------------------------------------------------------
Net asset value at beginning of period      $   8.98        $   9.05        $   8.99       $   9.95        $   9.70
                                            -----------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                         .30             .30             .37            .55(b)          .65
   Net realized and unrealized gain (loss)      (.11)           (.07)            .09           (.96)(b)         .25
                                            -----------------------------------------------------------------------
Total from investment operations                 .19             .23             .46           (.41)            .90
Less distributions:
   From net investment income                   (.30)           (.30)           (.40)          (.55)           (.65)
                                            -----------------------------------------------------------------------
Net asset value at end of period            $   8.87        $   8.98        $   9.05       $   8.99        $   9.95
                                            =======================================================================
Total return (%)*                               2.19            2.51            5.14          (4.29)           9.61
Net assets at end of period (000)           $425,137        $413,897        $380,329       $404,048        $419,857
Ratio of expenses to average
   net assets (%)**(a)                           .56             .55             .55            .58             .46
Ratio of net investment income to
   average net assets (%)**                     3.06            3.06            3.88           5.74(b)         6.67
Portfolio turnover (%)                         41.97           32.02           67.33          87.55           31.80

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the year ended July 31, 2005, average net assets were $416,178,000.
(a) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) In 2001, a change in amortization method was made as required by an accounting pronouncement. Without this change, the ratio of net investment income to average net assets would have been 5.73%. The per share net investment income and net realized and unrealized loss amounts would not have changed.

46

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees, and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of February 1, 2005, through July 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                      BEGINNING             ENDING            DURING PERIOD*
                                    ACCOUNT VALUE        ACCOUNT VALUE      FEBRUARY 1, 2005 -
                                   FEBRUARY 1, 2005      JULY 31, 2005        JULY 31, 2005
                                   -----------------------------------------------------------

Actual                                $1,000.00            $1,010.00              $2.90
Hypothetical
   (5% return before expenses)         1,000.00             1,021.91               2.91

         *Expenses are equal to the Fund's annualized expense ratio of 0.58%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 1.00% for the six-month period of February 1, 2005, through July 31, 2005.

48

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         At a meeting of the Board of Directors held on April 27-28, 2005, the Board, including the Directors who are not "interested persons" of the Company (the "Independent Directors"), approved the continuance of the Investment Advisory Agreement between the Company and the Manager with respect to the Fund.

         In advance of the meeting, the Directors received and considered a variety of information relating to the Investment Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Directors reviewed the proposed continuance of the Investment Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement with respect to the Fund. The Independent Directors also reviewed the proposed continuation of the Investment Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

         At each regularly scheduled meeting of the Board and its committees, the Board of Directors of the Company receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Investment Advisory Agreement is considered, particular focus is given to information concerning Fund performance,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Investment Advisory Agreement included certain types of information previously received at such meetings.

         After full consideration of a variety of factors, the Board of Directors, including the Independent Directors, voted to approve the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Directors did not identify any single factor as controlling, and each Director attributed different weights to various factors. Throughout their deliberations, the Independent Directors were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES. In considering the nature, extent, and quality of the services provided by the Manager under the Investment Advisory Agreement, the Board of Directors reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Investment Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Company.

         The Board considered the Manager's management style and the performance of its duties under the Investment Advisory Agreement. The Board considered the level and depth of knowledge of the

50

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," was also considered. The Manager's role in coordinating the activities of the Fund's other service providers was also considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Investment Advisory Agreement. In reviewing the Investment Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

         The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Directors, guided also by information obtained from their experiences as directors of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

         EXPENSES AND PERFORMANCE. In connection with its consideration of the Investment Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

         In considering the Fund's performance, the Board of Directors noted that the Board reviews at its regularly scheduled meetings information about the Fund's performance results. The Directors also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Investment Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance exceeded the average of its performance universe and its Lipper index for the one-year period ended December 31, 2004, and was lower than the average of its performance universe and its Lipper index for the three-and five-year periods ended December 31,2004. The Board also noted that the Fund's percentile performance ranking was in the top 30% of its performance universe for the one-year period ended December 31, 2004, and was in the bottom 50% of its performance universe for the three-year period ended December 31,2004. The Board noted the improved performance of the Fund over the more recent period.

52

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         COMPENSATION AND PROFITABILITY. The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Directors reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Company, including that the Manager may derive reputational and other benefits from its association with the Fund. The Directors recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

         ECONOMIES OF SCALE. The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale that the Manager may experience as a result of growth in the Fund's assets. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the relatively small universe of fixed-income funds that currently have breakpoints in their advisory fee. The Board determined that the current investment management fee structure was reasonable.

         CONCLUSIONS. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Manager,

 A D V I S O R Y
================----------------------------------------------------------------
                 AGREEMENT (unaudited)
                 (continued)

USAA SHORT-TERM BOND FUND
JULY 31, 2005

         among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Investment Advisory Agreement would be in the interests of the Fund and its shareholders.

54

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of July 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS(2,4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

56

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN(3,4,5,6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D.(3,4,5,6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3,4,5,6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3,4,5,6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2,3,4,5,6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992+

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         +   MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

58

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services
         (FPS) General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, USAA Shareholder Account Services, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer positions of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial
         Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

60

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA
         (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

 N O T E S
==========----------------------------------------------------------------------

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62

 N O T E S
==========----------------------------------------------------------------------

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                                                                              63

 N O T E S
==========----------------------------------------------------------------------

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23425-0905                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. Only 14 funds of the Registrant (excluding the Index Funds) have a fiscal year-end of July 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended July 31, 2005 and 2004 were $249,300 and $240,900, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by USAA Transfer Agency Company (dba USAA Shareholder Account Services (SAS)), the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended July 31, 2005 and 2004 were $15,500 and $15,000, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the tax services are listed below in the table:

                Review of Federal,     Quarterly       Review of US/UK
                State and City       Diversification   tax treaty issue
                Income and tax          Review          and tax issues
                returns and excise       under           related to
                tax calculations      Subchapter M      grantor trust     Total
--------------------------------------------------------------------------------
FYE 7/31/2005     $ 56,100             $ 17,249             $      0    $ 73,349
FYE 7/31/2004     $ 54,200             $ 12,600             $  1,547    $ 68,347
--------------------------------------------------------------------------------
  Total           $110,300             $ 29,849             $  1,547    $141,696
================================================================================

All tax service fees were preapproved by the Audit Committee.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended July 31, 2005 and 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and transfer agent (SAS) for 2005 and 2004 were $116,349 and $105,347, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.




                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC. (except the Index Funds)

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    09-21-2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    09-26-2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    09-26-2005
         ------------------------------


*Print the name and title of each signing officer under his or her signature.